Investments - Investment Category, Duration, and Unrealized Losses (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	2.00%	1.00%
Number of individual securities comprising total gross unrealized losses | security	30
Number of individual securities comprising total gross unrealized losses | security		37
Fixed maturity securities
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months	$ 0.0
Fair value of securities in a continuous unrealized loss position,12 months or more	4.6
Total Fair Value	4.6
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0.0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.2)
Unrealized losses on securities in a continuous unrealized loss position	(0.2)
Fixed maturity securities | U.S. Corporate
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months	0.0
Fair value of securities in a continuous unrealized loss position,12 months or more	3.0
Total Fair Value	3.0
Fair value of securities in a continuous unrealized loss position, Less than 12 months		$ 15.6
Fair value of securities in a continuous unrealized loss position, 12 months or more		0.0
Total Fair Value		15.6
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0.0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.1)
Unrealized losses on securities in a continuous unrealized loss position	(0.1)
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		(0.1)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		0.0
Unrealized losses on securities in a continuous unrealized loss position		$ (0.1)
Fixed maturity securities | Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months	0.0
Fair value of securities in a continuous unrealized loss position,12 months or more	1.6
Total Fair Value	1.6
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0.0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.1)
Unrealized losses on securities in a continuous unrealized loss position	$ (0.1)